Company Overview	6 Months Ended	12 Months Ended
	Oct. 31, 2019	Apr. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

Note 1 - Company overview

Hemp Technology Inc. of Wyoming and its subsidiaries, Hemp Technology Inc. of Kentucky, Hemp Biotech Inc. of Kentucky, and Sol Terra SAS of Colombia (collectively the “Company”) is publicly listed on the OTC under the symbol “CPOW.” The Company’s registered office is located in Cheyenne, Wyoming and its principal executive office is located in Calgary, Alberta. The Company is a start-up in the production and distribution of innovative hemp-based, cannabidiol (CBD) products. The Company’s planned primary products will be created from high quality strains of hemp. Hemp extracts are produced from industrial hemp, which is defined as Cannabis with less than 0.3% tetrahydrocannabinol (THC). THC causes psychoactive effects when consumed and is typically associated with marijuana (i.e. cannabis with high-THC content). The Company does not produce or sell medicinal or recreational cannabis or products derived from high-THC Cannabis/marijuana plants.

Note 1 - Company overview

Hemp Technology Inc. of Wyoming and its subsidiaries, Hemp Technology Inc. of Kentucky and Hemp Biotech Inc. of Kentucky. (collectively the “Company”). is publicly listed on the OTC under the symbol “CPOW.” The Company’s registered office is located in Cheyenne, Wyoming and its principal executive office is located in Calgary, Alberta. The Company is a start-up in the production and distribution of innovative hemp-based, cannabidiol (CBD) products. The Company’s planned primary products will be created from high quality strains of hemp. Hemp extracts are produced from industrial hemp, which is defined as cannabis with less than 0.3% tetrahydrocannabinol (THC). THC causes psychoactive effects when consumed and is typically associated with marijuana (i.e. cannabis with high-THC content). The Company does not produce or sell medicinal or recreational cannabis or products derived from high-THC Cannabis/marijuana plants.